Business Combinations - Additional Information (Detail) - HE System Electronic Acquisition [Member] - USD ($) $ in Millions	Dec. 31, 2025	May 31, 2024
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Cash Acquired from Acquisition	$ 7
Business Combination, Consideration Transferred	$ 50